UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 8.6%
Boeing Company (The)	165	$10,979
General Dynamics Corporation	285	17,900
Honeywell International Inc.	245	10,765
Ladish Co., Inc. (A)	271	8,448
Precision Castparts Corp.	250	31,837
Raytheon Company	83	3,794
Rockwell Collins, Inc.	300	17,475

		101,198

Air Freight & Logistics – 2.2%
FedEx Corporation	180	15,389
United Parcel Service, Inc., Class B	155	10,337

		25,726

Airlines – 0.4%
Southwest Airlines Co.	350	4,575

Apparel Retail – 0.6%
American Eagle Outfitters, Inc.	450	6,732

Apparel, Accessories & Luxury Goods – 1.9%
True Religion Apparel, Inc. (A)	90	1,927
Under Armour, Inc., Class A (A)	444	19,975

		21,902

Asset Management & Custody Banks – 2.6%
Invesco Ltd.	635	13,481
Janus Capital Group Inc.	1,495	16,369

		29,850

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	290	15,260

Biotechnology – 2.0%
Gilead Sciences, Inc. (A)	640	22,791

Communications Equipment – 1.1%
Cisco Systems, Inc. (A)	200	4,380
QUALCOMM Incorporated	200	9,024

		13,404

Computer Hardware – 8.2%
Apple Inc. (A)	240	68,099
Hewlett-Packard Company	695	29,239

		97,338

Computer Storage & Peripherals – 1.1%
NetApp, Inc. (A)	250	12,448

Construction & Engineering – 1.4%
Fluor Corporation	330	16,345

Construction & Farm Machinery & Heavy Trucks – 0.9%
Westinghouse Air Brake Technologies Corporation	210	10,036

Consumer Finance – 0.9%
American Express Company	255	10,718

Data Processing & Outsourced Services – 3.9%
MasterCard Incorporated, Class A	62	13,888
Visa Inc., Class A	425	31,560

		45,448

Department Stores – 0.5%
Kohl’s Corporation (A)	102	5,373

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	225	6,179

Electrical Components & Equipment – 0.3%
First Solar, Inc. (A)	22	3,242

Fertilizers & Agricultural Chemicals – 0.6%
Monsanto Company	150	7,190

Footwear – 1.6%
NIKE, Inc., Class B	235	18,833

Gas Utilities – 1.4%
Equitable Resources, Inc.	464	16,717

Health Care Distributors – 1.2%
McKesson Corporation	230	14,209

Health Care Equipment – 1.0%
Hologic, Inc. (A)	718	11,502

Home Improvement Retail – 0.1%
Lowe’s Companies, Inc.	40	892

Homebuilding – 0.8%
M.D.C. Holdings, Inc.	135	3,919
Pulte Homes, Inc. (A)	620	5,431

		9,350

Hotels, Resorts & Cruise Lines – 1.2%
Carnival Corporation	29	1,123
Starwood Hotels & Resorts Worldwide, Inc.	255	13,401

		14,524

Household Products – 1.7%
Procter & Gamble Company (The)	330	19,790

Human Resource & Employment Services – 1.1%
Manpower Inc.	255	13,311

Hypermarkets & Super Centers – 2.6%
Costco Wholesale Corporation	460	29,683

Industrial Conglomerates – 1.6%
General Electric Company	200	3,250
Textron Inc.	760	15,626

		18,876

Integrated Oil & Gas – 5.0%
Chevron Corporation	90	7,295
ConocoPhillips	350	20,101
Exxon Mobil Corporation	500	30,893

		58,289

Internet Software & Services – 2.9%
Google Inc., Class A (A)	65	34,176

Investment Banking & Brokerage – 3.7%
Charles Schwab Corporation (The)	1,270	17,653
Goldman Sachs Group, Inc. (The)	143	20,675
Morgan Stanley	210	5,183

		43,511

Metal & Glass Containers – 0.1%
Pactiv Corporation (A)	30	989

Oil & Gas Drilling – 3.1%
Patterson-UTI Energy, Inc.	700	11,956
Transocean Inc. (A)	385	24,752

		36,708

Oil & Gas Equipment & Services – 5.4%
Halliburton Company	505	16,700
Schlumberger Limited	739	45,523

		62,223

Oil & Gas Exploration & Production – 3.0%
Noble Energy, Inc.	120	9,011
Southwestern Energy Company (A)	355	11,871
Ultra Petroleum Corp. (A)	340	14,273

		35,155

Other Diversified Financial Services – 2.0%
Bank of America Corporation	225	2,950
JPMorgan Chase & Co.	535	20,367

		23,317

Paper Packaging – 1.4%
Sealed Air Corporation	733	16,487

Pharmaceuticals – 0.8%
Allergan, Inc.	140	9,314

Restaurants – 1.0%
McDonald’s Corporation	160	11,922

Semiconductors – 1.1%
Microchip Technology Incorporated	400	12,580

Soft Drinks – 1.8%
Coca-Cola Company (The)	300	17,556
PepsiCo, Inc.	50	3,322

		20,878

Specialized Consumer Services – 0.3%
H&R Block, Inc.	270	3,497

Specialized Finance – 0.3%
CME Group Inc.	15	3,985

Specialty Chemicals – 2.3%
Albemarle Corporation	160	7,490
Ecolab Inc.	365	18,519

		26,009

Systems Software – 3.4%
Microsoft Corporation	1,600	39,184

Tobacco – 1.7%
Philip Morris International Inc.	360	20,167

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	405	14,054

TOTAL COMMON STOCKS – 93.8%		$1,095,887
(Cost: $981,303)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) – 5.6%
Avon Capital Corp. (Avon Products, Inc.), 0.240%, 10-6-10	$8,000	8,000
Clorox Co., 0.350%, 10-18-10	5,000	4,999

CVS Caremark Corporation, 0.270%, 10-4-10	4,000	4,000
Hewlett-Packard Company, 0.150%, 10-4-10	8,000	8,000
IBM International Group Capital LLC (International Business Machines Corporation), 0.000%, 10-1-10	4,662	4,662
Kellogg Co., 0.240%, 10-5-10	5,000	5,000
Praxair, Inc., 0.140%, 10-5-10	2,862	2,862
Prudential Funding LLC, 0.000%, 10-1-10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank), 0.210%, 11-5-10	3,000	2,999
W.W. Grainger, Inc.:
0.160%, 10-5-10	6,000	6,000
0.160%, 10-6-10	14,000	13,999

		65,521

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (C)	1,799	1,799

TOTAL SHORT-TERM SECURITIES – 5.8%		$67,320
(Cost: $67,320)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,163,207
(Cost: $1,048,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		4,374

NET ASSETS – 100.0%		$1,167,581

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,095,887	$—	$—
Short-Term Securities	—	67,320	—
Total Investments in Securities	$1,095,887	$67,320	$—

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at September 30, 2010.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 3.3%
Compagnie Financiere Richemont S.A. (A)	1,136	$54,684
LVMH Moet Hennessy – Louis Vuitton (A)	352	51,589

		106,273

Automobile Manufacturers – 3.0%
Bayerische Motoren Werke Aktiengesellschaft (A)	47	3,302
Hyundai Motor Company (A)	681	91,351

		94,653

Biotechnology – 0.2%
Vertex Pharmaceuticals Incorporated (B)	264	9,141

Broadcasting – 0.7%
CBS Corporation, Class B	1,351	21,419

Casinos & Gaming – 8.9%
Sands China Ltd. (A)(B)(C)	58,172	104,964
Wynn Macau, Limited (A)(B)(C)	2,644	4,574
Wynn Macau, Limited (A)(B)	15,522	26,847
Wynn Resorts, Limited	1,726	149,755

		286,140

Communications Equipment – 0.8%
Juniper Networks, Inc. (B)(D)	858	26,028

Computer Hardware – 3.1%
Apple Inc. (B)(D)	334	94,773

Computer Storage & Peripherals – 2.1%
NetApp, Inc. (B)(D)	1,333	66,390

Construction & Farm Machinery & Heavy Trucks – 1.5%
AB Volvo, Class B (A)	1,368	20,088
Cummins Inc.	287	26,006
Tata Motors Limited (A)	4	100

		46,194

Consumer Electronics – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	1,174	36,900

Data Processing & Outsourced Services – 0.8%
Redecard S.A. (A)	1,727	26,962

Distributors – 1.2%
Li & Fung Limited (A)	6,767	38,072

Diversified Banks – 12.3%
Banco Santander Brasil S.A., ADR	520	7,158
Banco Santander Brasil S.A., Units (A)(C)	2,746	37,246
Banco Santander Central Hispano, S.A. (A)	2,654	33,710
BOC Hong Kong (Holdings) Limited (A)	7,232	22,928
HDFC Bank Limited (A)	145	8,049
ICICI Bank Limited (A)	1,928	47,741
Industrial and Commercial Bank of China Limited, H Shares (A)	116,470	86,765
Standard Chartered plc (A)	3,726	106,890
State Bank of India (A)	328	23,639
Turkiye Garanti Bankasi Anonim Sirketi (A)	2,863	16,624

		390,750

Diversified Metals & Mining – 3.2%
Companhia Vale de Rio Doce, ADR	965	30,176
Freeport–McMoRan Copper & Gold Inc., Class B (D)	566	48,356
Xstrata plc (A)	1,159	22,175

		100,707

Electrical Components & Equipment – 0.8%
First Solar, Inc. (B)(D)	173	25,536

Footwear – 1.1%
NIKE, Inc., Class B	429	34,380

Hotels, Resorts & Cruise Lines – 3.0%
Ctrip.com International, Ltd. (B)	418	19,970
Starwood Hotels & Resorts Worldwide, Inc.	1,427	75,005

		94,975

Industrial Conglomerates – 0.2%
General Electric Company	413	6,711

Integrated Oil & Gas – 2.0%
ConocoPhillips (D)	1,131	64,971

Internet Software & Services – 0.5%
Baidu.com, Inc., ADR (B)	164	16,799

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corporation, Class A (B)(D)	880	56,727
Infosys Technologies Limited, ADR	447	30,101

		86,828

Life & Health Insurance – 1.8%
China Life Insurance Company Limited, H Shares (A)	11,885	46,949
Ping An Insurance (Group) Company of China, Ltd. (A)(C)	1,041	10,621

		57,570

Multi–Line Insurance – 1.2%
China Pacific Insurance (Group) Company Limited, H Shares (A)	9,974	37,470

Oil & Gas Drilling – 1.6%
Seadrill Limited (A)	1,788	51,646

Oil & Gas Equipment & Services – 4.2%
Halliburton Company (D)	2,100	69,456
Schlumberger Limited	982	60,526

		129,982

Personal Products – 2.1%
Hengan International Group Company Limited (A)	4,282	42,689
Mead Johnson Nutrition Company (D)	428	24,375

		67,064

Pharmaceuticals – 0.1%
Allergan, Inc.	25	1,663

Real Estate Development – 1.2%
China Overseas Land & Investment Limited (A)	5,984	12,664
China Resources Land Limited (A)	12,300	25,016

		37,680

Real Estate Operating Companies – 0.4%
Renhe Commercial Holdings Company Limited (A)(C)	71,228	13,311

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	983	29,346

Semiconductors – 5.2%
Intel Corporation (D)	2,187	42,056
MediaTek Incorporation (A)	5,281	74,211
PMC-Sierra, Inc. (B)	1,843	13,566
Samsung Electronics Co., Ltd. (A)	49	33,049

		162,882

Tobacco – 1.1%
Philip Morris International Inc. (D)	629	35,248

Trucking – 1.4%
A.P. Moller – Maersk A/S (A)	5	44,306

Wireless Telecommunication Service – 2.6%
China Mobile Limited (A)(E)	2,560	26,214
China Mobile Limited (A)	5,510	56,422

		82,636

TOTAL COMMON STOCKS – 76.4%		$2,425,406
(Cost: $1,847,345)

INVESTMENT FUNDS – 0.2%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100	$4,774

(Cost: $7,268)

PREFERRED STOCKS
Automobile Manufacturers – 4.1%
Volkswagen AG (A)(C)	321	38,763
Volkswagen AG (A)	758	91,502

		130,265
Diversified Banks – 1.8%
Itau Unibanco Holding S.A., ADR (B)	2,371	57,340

TOTAL PREFERRED STOCKS – 5.9%		$187,605
(Cost: $133,405)

CORPORATE DEBT SECURITIES	Principal
Automotive Manufacturers – 0.1%
Toyota Motor Credit Corporation,
2.740%, 1–18–15 (H)	$2,400	2,382

Construction Materials – 0.1%
CEMEX Espana, S.A.,
9.250%, 5–12–20 (E)	2,789	2,615

Forest Products – 0.0%
Sino-Forest Corporation,
10.250%, 7–28–14 (C)	1,325	1,537

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	830	855

Independent Power Producers & Energy Traders – 0.2%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (E)(I)	BRL8,400	6,113

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,502
(Cost: $12,153)

PUT OPTIONS	Number of Contracts		Value

KOSPI Composite Index,
Dec $225.00, Expires 12–9–10	5		866
S&P 500 Index:
Oct $1,075.00, Expires 10–18–10	1		209
Dec $1,075.00, Expires 12–20–10	—	*	761
Dec $1,075.00, Expires 12–20–10	1		2,230
Dec $1,100.00, Expires 12–20–10	3		8,954

TOTAL PUT OPTIONS – 0.4%			$13,020
(Cost: $15,723)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%	Principal
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9–15–17	$1,597		123
5.000%, 11–15–17	786		52
5.000%, 4–15–19	1,004		68
5.000%, 4–15–19	472		31
5.000%, 11–15–22	453		18
5.500%, 3–15–23	1,171		136
5.000%, 5–15–23	776		45
5.000%, 8–15–23	640		39
5.500%, 4–15–25	183		7
5.500%, 10–15–25	4,606		700
5.000%, 10–15–28	1,608		21
5.500%, 2–15–30	421		12
5.000%, 8–15–30	685		18
5.500%, 3–15–31	777		40
5.500%, 10–15–32	3,304		370
5.500%, 5–15–33	2,453		375
6.000%, 11–15–35	1,646		267
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 5–25–22	416		17
5.500%, 6–25–23	1,480		190
5.000%, 8–25–23	1,544		96
5.000%, 11–25–23	1,386		107
5.000%, 9–25–30	1,769		77
5.500%, 8–25–33	2,999		407
5.500%, 12–25–33	3,104		404
5.500%, 4–25–34	4,327		692
5.500%, 11–25–36	5,742		879
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1–20–30	1,480		44
5.000%, 6–20–31	2,040		116
5.500%, 3–20–32	1,611		175
5.000%, 7–20–33	597		50
5.500%, 11–20–33	2,480		274
5.500%, 6–20–35	1,645		246
5.500%, 7–20–35	1,161		183
5.500%, 7–20–35	1,044		75
5.500%, 10–16–35	1,800		297

			$6,651

(Cost: $10,364)
BULLION – 12.9%	Troy Ounces
Gold	313		$409,109

(Cost: $280,765)

SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 3.3%
Bank of Nova Scotia,
0.190%, 11–1–10	$4,723		4,722
CVS Caremark Corporation,
0.300%, 10–6–10	8,000		8,000
General Mills, Inc.,
0.260%, 10–4–10	10,000		10,000

Hewlett-Packard Company, 0.150%, 10–4–10	10,000	10,000
Illinois Tool Works Inc., 0.180%, 10–19–10	6,799	6,798
Nokia Corp., 0.220%, 10–13–10	2,263	2,263
Societe Generale N.A. Inc., 0.000%, 10–1–10	19,457	19,457
Toyota Motor Credit Corporation, 0.250%, 10–26–10	10,000	9,998
Volkswagen of America Inc.:
0.000%, 10–1–10	15,600	15,600
0.290%, 10–4–10	10,000	10,000
W.W. Grainger, Inc., 0.180%, 10–12–10	10,000	9,999

		106,837

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (L)	306	306

Municipal Obligations – Taxable – 0.7%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.260%, 10–1–10 (L)	1,500	1,500
NY State Hsng Fin Agy, Archstone Westbury Hsng Var Rate Rev Bonds, Ser A (Bank of America, N.A.), 0.270%, 10–1–10 (L)	2,000	2,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.460%, 10–1–10 (L)	9,350	9,350
Public Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin, Rev Bonds (TN Cnty Loan Pool), Ser 2008 (Bank of America, N.A.), 0.320%, 10–1–10 (L)	9,070	9,070

		21,920

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corporation, 0.240%, 10–6–10 (L)	12,093	12,093

TOTAL SHORT-TERM SECURITIES – 4.4%		$141,156
(Cost: $141,156)

TOTAL INVESTMENT SECURITIES – 100.8%		$3,201,223
(Cost: $2,448,179)

LIABILITIES, NET OF CASH(D) AND OTHER ASSETS – (0.8%)		(26,386)

NET ASSETS – 100.0%		$3,174,837

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,399,192	$26,214	$—
Preferred Stocks	187,605	—	—
Investment Funds	—	—	4,774
Corporate Debt Securities	—	13,502	—
Put Options	11,184	1,836	—
United States Government Agency Obligations	—	6,651	—
Bullion	409,109	—	—
Short-Term Securities	—	141,156	—
Total Investments in Securities	$3,007,090	$189,359	$4,774
Forward Foreign Currency Contracts	$—	$359	$—
Futures Contracts	2,801	—	—
Liabilities
Forward Foreign Currency Contracts	$—	$15,038	$—
Futures Contracts	22,896	—	—
Written Options	2,815	169	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Preferred Stocks	Corporate Debt Securities
Beginning Balance 7-1-10	$5,192	$41,855	$2,352
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	(418)	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	(41,855)	(2,352)
Ending Balance 9-30-10	$4,774	$—	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-10	$(418)	$—	$—

The following forward foreign currency contracts were outstanding at September 30, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	541,420	6-25-12	$—	$289
Buy	Chinese Yuan Renminbi	Citibank, N.A.	179,300	6-28-12	91	—
Sell	Euro	Citibank, N.A.	56,300	12-20-10	—	7,234
Sell	Euro	Morgan Stanley International	58,200	3-24-11	—	7,514
Buy	Japanese Yen	Deutsche Bank AG	256,588	12-13-10	265	—
Buy	Norwegian Krone	Citibank, N.A.	735	10-20-10	3	—
Sell	Norwegian Krone	Bank of America NT & SA	242	10-20-10	—	1
					$359	$15,038

The following written options were outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value
S&P 500 Index:	Morgan Stanley Smith Barney LLC	1		October 2010	$900.00	$237	$(6)
	Goldman, Sachs & Company	—	*	December 2010	900.00	285	(163)

Morgan Stanley Smith Barney LLC	1	December 2010	900.00	491	(461)
Morgan Stanley Smith Barney LLC	3	December 2010	950.00	2,301	(2,354)
				$3,314	$(2,984)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $211,016 or 6.6% of net assets.

(D)	Securities and cash serve as collateral for the following open futures contracts at September 30, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index	Short	10-20-10	1	$(42,866)	$(948)
MSCI Taiwan Index	Short	10-28-10	1	(33,320)	(234)
Hang Seng Index	Short	10-28-10	1	(164,751)	(127)
Hang Seng China Enterprises Index	Short	10-28-10	1	(108,926)	(631)
Korea Composite Stock Price Index	Short	12-10-10	1	(60,924)	(2,434)
FTSE 100 Index	Short	12-17-10	1	(68,708)	(166)
Dow Jones Euro STOXX 50 Index	Short	12-17-10	5	(197,678)	2,404
Russell 2000 Index	Short	12-17-10	3	(179,754)	(8,366)
DAX Index	Short	12-17-10	1	(229,930)	397
S&P 500 E-mini	Short	12-17-10	3	(157,149)	(2,822)
Nasdaq 100 E-mini	Short	12-17-10	5	(182,030)	(7,168)
				$(1,426,036)	$(20,095)

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $34,942 or 1.1% of net assets.

(F)	Illiquid restricted security. At September 30, 2010, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,774

The total value of this security represented 0.2% of net assets at September 30, 2010.

(G)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(J)	Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at September 30, 2010.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.3%
Honeywell International Inc.	179	$7,865

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	208	9,620

Application Software – 0.5%
Autodesk, Inc. (A)	97	3,111

Auto Parts & Equipment – 2.5%
BorgWarner Inc. (A)	161	8,468
Johnson Controls, Inc.	215	6,554

		15,022

Automobile Manufacturers – 0.8%
Ford Motor Company (A)	377	4,612

Broadcasting – 1.4%
CBS Corporation, Class B	554	8,793

Casinos & Gaming – 1.2%
Wynn Resorts, Limited	85	7,384

Communications Equipment – 1.5%
Cisco Systems, Inc. (A)	426	9,318

Computer Hardware – 4.3%
Apple Inc. (A)	66	18,698
Hewlett–Packard Company	181	7,598

		26,296

Construction & Engineering – 1.1%
Quanta Services, Inc. (A)	368	7,012

Construction & Farm Machinery & Heavy Trucks – 0.5%
Cummins Inc.	32	2,862

Data Processing & Outsourced Services – 0.9%
Paychex, Inc.	205	5,624

Department Stores – 1.1%
Macy’s Inc.	300	6,922

Distillers & Vintners – 1.4%
Brown–Forman Corporation, Class B	141	8,716

Diversified Chemicals – 1.5%
Dow Chemical Company (The)	329	9,034

Electric Utilities – 1.0%
PPL Corporation	222	6,042

Electrical Components & Equipment – 3.2%
Emerson Electric Co.	296	15,599
First Solar, Inc. (A)	30	4,465

		20,064

Footwear – 1.4%
NIKE, Inc., Class B	110	8,839

General Merchandise Stores – 1.5%
Target Corporation	170	9,101

COMMON STOCKS (Continued)	Shares	Value

Health Care Distributors – 1.3%
Henry Schein, Inc. (A)	133	7,774

Health Care Supplies – 1.4%
DENTSPLY International Inc.	272	8,699

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corporation	151	5,777
Hyatt Hotels Corporation, Class A (A)	223	8,342

		14,119

Household Products – 1.9%
Colgate–Palmolive Company	153	11,737

Human Resource & Employment Services – 1.5%
Manpower Inc.	174	9,104

Industrial Machinery – 0.7%
Eaton Corporation	53	4,388

Integrated Oil & Gas – 1.9%
ConocoPhillips	199	11,446

Integrated Telecommunication Services – 0.3%
Frontier Communications Corporation	261	2,136

IT Consulting & Other Services – 1.5%
Accenture plc, Class A	212	9,021

Motorcycle Manufacturers – 0.8%
Harley–Davidson, Inc.	176	4,994

Oil & Gas Equipment & Services – 4.1%
Halliburton Company	230	7,609
National Oilwell Varco, Inc.	217	9,637
Schlumberger Limited	127	7,843

		25,089

Oil & Gas Exploration & Production – 0.9%
Southwestern Energy Company (A)	166	5,561

Other Diversified Financial Services – 4.0%
Bank of America Corporation	643	8,428
JPMorgan Chase & Co.	409	15,572

		24,000

Personal Products – 3.1%
Estee Lauder Companies Inc. (The), Class A	156	9,889
Mead Johnson Nutrition Company	147	8,377

		18,266

Pharmaceuticals – 2.5%
Abbott Laboratories	112	5,856
Allergan, Inc.	144	9,600

		15,456

Property & Casualty Insurance – 1.6%
Travelers Companies, Inc. (The)	187	9,727

Railroads – 1.7%
Union Pacific Corporation	125	10,209

COMMON STOCKS (Continued)	Shares	Value

Real Estate Management & Development – 1.4%
CB Richard Ellis Group, Inc., Class A (A)	477	8,721

Restaurants – 1.0%
McDonald’s Corporation	80	5,931

Semiconductor Equipment – 1.0%
ASML Holding N.V., NY Registry Shares	203	6,044

Semiconductors – 3.4%
Microchip Technology Incorporated	467	14,694
Texas Instruments Incorporated	214	5,813

		20,507

Soft Drinks – 1.6%
PepsiCo, Inc.	146	9,680

Systems Software – 1.0%
Microsoft Corporation	248	6,076

Tobacco – 1.4%
Philip Morris International Inc.	156	8,739

TOTAL COMMON STOCKS – 71.0%		$433,661
(Cost: $356,241)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.3%
Southwest Airlines Co.,
6.500%, 3–1–12	$1,500	1,590

Automobile Manufacturers – 1.0%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	5,969

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	1,000	1,038
5.375%, 11–15–14 (B)	1,500	1,684

		2,722

Broadcasting – 0.4%
CBS Corporation,
8.875%, 5–15–19	2,000	2,607

Communications Equipment – 0.4%
Cisco Systems, Inc.:
5.250%, 2–22–11	2,000	2,036
2.900%, 11–17–14	500	531

		2,567

Computer Hardware – 0.5%
International Business Machines Corporation,
2.100%, 5–6–13	3,000	3,096

Construction & Farm Machinery & Heavy Trucks – 0.2%
John Deere Capital Corporation,
5.250%, 10–1–12	1,250	1,358

Consumer Finance – 0.3%
American Express Credit Corporation,
5.125%, 8–25–14	400	443
Ford Motor Credit Company LLC,
7.000%, 4–15–15	1,500	1,604

		2,047

Data Processing & Outsourced Services – 0.6%
Western Union Company (The),
6.500%, 2–26–14	3,000	3,447

Department Stores – 0.3%
Kohl’s Corporation,
6.300%, 3–1–11	2,000	2,043

Diversified Banks – 0.3%

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

U.S. Bancorp,
4.200%, 5–15–14	$1,500	$1,644

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	750	791

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,070

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	1,000	1,235

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,090

Education Services – 0.2%
Yale University,
2.900%, 10–15–14	1,000	1,059

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3–1–20	500	544

Food Retail – 0.4%
Kroger Co. (The),
6.200%, 6–15–12	2,000	2,172

Gold – 0.3%
Newmont Mining Corporation, Convertible,
3.000%, 2–15–12	1,500	2,136

Home Improvement Retail – 0.3%
Home Depot, Inc. (The),
5.200%, 3–1–11	2,000	2,038

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	926

Industrial Conglomerates – 0.1%
Textron Inc.,
6.200%, 3–15–15	500	556

Industrial Gases – 0.5%
Praxair, Inc.,
4.375%, 3–31–14	2,500	2,749

Industrial Machinery – 0.4%
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,839

Integrated Oil & Gas – 0.8%
Cenovus Energy Inc.,
4.500%, 9–15–14	1,000	1,101
Chevron Corporation,
3.450%, 3–3–12	1,000	1,039
ConocoPhillips,
4.750%, 2–1–14	2,500	2,785

		4,925

Integrated Telecommunication Services – 0.4%
AT&T Inc.,
4.850%, 2–15–14	2,000	2,215

Investment Banking & Brokerage – 0.5%
Morgan Stanley,
4.100%, 1–26–15	3,000	3,101

Life & Health Insurance – 0.7%
MetLife Global Funding I:
5.125%, 6–10–14 (B)	1,500	1,664
2.500%, 9–29–15 (C)	1,500	1,504

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

Prudential Financial, Inc., 4.750%, 9-17-15	1,000	1,082

		4,250

Movies & Entertainment – 0.2%
Viacom Inc., 4.375%, 9-15-14	1,000	1,086

Multi-Utilities – 0.3%
Duke Energy Carolinas, LLC, 4.300%, 6-15-20	600	662
Duke Energy Ohio, Inc., 2.100%, 6-15-13	1,000	1,026

		1,688

Office Electronics – 0.5%
Xerox Capital Trust I, 8.000%, 2-1-27	2,000	2,035
Xerox Corporation, 4.250%, 2-15-15	1,000	1,074

		3,109

Oil & Gas Exploration & Production – 0.2%
XTO Energy Inc., 7.500%, 4-15-12	1,000	1,102

Other Diversified Financial Services – 0.7%
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,285
7.900%, 4-29-49 (D)	1,000	1,072

		4,357

Packaged Foods & Meats – 0.5%
Kellogg Company, 4.450%, 5-30-16	1,000	1,123
Kraft Foods Inc., 4.125%, 2-9-16	2,000	2,165

		3,288

Pharmaceuticals – 1.4%
Abbott Laboratories, 3.750%, 3-15-11	2,000	2,031
Novartis Capital Corporation, 1.900%, 4-24-13	500	513
Pfizer Inc., 4.450%, 3-15-12	2,500	2,632
Roche Holdings Ltd, 5.000%, 3-1-14 (B)	3,000	3,355

		8,531

Property & Casualty Insurance – 1.0%
Berkshire Hathaway Finance Corporation, 4.000%, 4-15-12 (B)	3,000	3,147
Fidelity National Financial, Inc., 6.600%, 5-15-17	2,600	2,683

		5,830

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9-15-15	500	545

Soft Drinks – 0.9%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	1,000	1,042
6.700%, 10-15-36	2,000	2,642
PepsiCo, Inc., 3.750%, 3-1-14	1,250	1,352

		5,036

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6-1-14	500	530

Tobacco – 0.1%
Philip Morris International Inc., 4.500%, 3-26-20	750	818

Wireless Telecommunication Service – 0.4%
America Movil, S.A.B. de C.V., 3.625%, 3-30-15	1,000	1,042
American Tower Corporation, 4.625%, 4-1-15	1,500	1,600

		2,642

TOTAL CORPORATE DEBT SECURITIES – 16.8%		$102,348
(Cost: $93,080)

OTHER GOVERNMENT SECURITIES	Principal		Value

Qatar – 0.3%
State of Qatar, 4.000%, 1-20-15 (B)	1,500		1,583

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.375%, 5-26-15	1,650		1,727

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%			$3,310
(Cost: $3,141)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
National Archives Facility Trust, 8.500%, 9-1-19	2,680		3,257

Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	301		336
6.500%, 1-1-32	197		218
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	1,554		1,651
4.500%, 9-1-19	3,793		4,024
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	27		27
9.000%, 10-15-16	2		2
9.000%, 1-15-17	1		1
9.000%, 1-15-17	—	*	—	*
9.000%, 3-15-17	11		11
9.000%, 4-15-17	15		15
4.000%, 9-15-18	1,479		1,570
6.500%, 8-15-28	198		223

			8,078

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.9%			$11,335
(Cost: $10,362)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.6%
United States Treasury Notes, 3.000%, 7-15-12 (E)	3,638		3,863

Treasury Obligations – 7.6%
United States Treasury Bonds:
7.250%, 5-15-16	8,500		11,149
6.250%, 8-15-23	5,000		6,771
United States Treasury Notes:
4.250%, 11-15-14	10,000		11,340
4.250%, 8-15-15	15,000		17,146

			46,406

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.2%			$50,269
(Cost: $42,618)

SHORT-TERM SECURITIES – 0.6%
Commercial Paper (F)
McCormick & Co. Inc., 0.000%, 10-1-10	3,509		$3,509

(Cost: $3,509)

TOTAL INVESTMENT SECURITIES – 99.0%			$604,432
(Cost: $508,951)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%			5,860

NET ASSETS – 100.0%			$610,292

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$433,661	$—	$—
Corporate Debt Securities	—	102,348	—
Other Government Securities	—	3,310	—
United States Government Agency Obligations	—	11,335	—
United States Government Obligations	—	50,269	—
Short-Term Securities	—	3,509	—
Total Investments in Securities	$433,661	$170,771	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $11,433 or 1.9% of net assets.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $1,504 or 0.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(E)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)	Rate shown is the yield to maturity at September 30, 2010.

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.1%
Boeing Company (The)	818	$54,443
Honeywell International Inc.	614	26,966

		81,409

Biotechnology – 3.4%
Amgen Inc. (A)	1,594	87,840

Broadcasting – 4.7%
CBS Corporation, Class B	6,441	102,154
Discovery Holding Company, Class A (A)	464	20,190

		122,344

Cable & Satellite – 3.0%
DIRECTV Group, Inc. (The) (A)	1,876	78,096

Casinos & Gaming – 1.0%
Wynn Resorts, Limited	295	25,568

Communications Equipment – 3.4%
Juniper Networks, Inc. (A)	1,604	48,674
QUALCOMM Incorporated	459	20,728
Telefonaktiebolaget LM Ericsson, ADR	1,813	19,886

		89,288

Computer Hardware – 6.1%
Apple Inc. (A)	374	106,010
Hewlett-Packard Company	1,277	53,732

		159,742

Computer Storage & Peripherals – 1.4%
NetApp, Inc. (A)	736	36,621

Construction & Farm Machinery & Heavy Trucks – 5.5%
Caterpillar Inc.	624	49,081
Cummins Inc.	727	65,830
PACCAR Inc	592	28,490

		143,401

Consumer Finance – 2.9%
Capital One Financial Corporation	1,915	75,738

Department Stores – 2.6%
Macy’s Inc.	2,992	69,075

Diversified Banks – 0.8%
Comerica Incorporated	574	21,333

Electrical Components & Equipment – 1.6%
First Solar, Inc. (A)	282	41,562

Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Company	458	21,952

Hotels, Resorts & Cruise Lines – 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	820	43,069

Hypermarkets & Super Centers – 2.1%
Costco Wholesale Corporation	866	55,855

Industrial Machinery – 3.4%
Eaton Corporation	326	26,859
Parker Hannifin Corporation	896	62,797

		89,656

Integrated Oil & Gas – 3.7%
ConocoPhillips	1,683	96,640

Integrated Telecommunication Services – 1.5%
AT&T Inc.	1,375	$39,336

Internet Retail – 1.5%
Amazon.com, Inc. (A)	252	39,548

Investment Banking & Brokerage – 1.3%
Lazard Group LLC	937	32,860

Motorcycle Manufacturers – 1.9%
Harley-Davidson, Inc.	1,751	49,789

Oil & Gas Equipment & Services – 5.0%
Halliburton Company	2,306	76,244
Schlumberger Limited	929	57,209

		133,453

Oil & Gas Exploration & Production – 1.7%
Noble Energy, Inc.	577	43,297

Other Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	2,408	91,654

Packaged Foods & Meats – 3.1%
General Mills, Inc.	2,228	81,418

Personal Products – 1.8%
Estee Lauder Companies Inc. (The), Class A	734	46,386

Pharmaceuticals – 1.7%
Allergan, Inc.	682	45,370

Railroads – 3.9%
Union Pacific Corporation	1,236	101,072

Restaurants – 3.5%
McDonald’s Corporation	689	51,307
YUM! Brands, Inc.	877	40,371

		91,678

Semiconductor Equipment – 4.4%
Applied Materials, Inc.	3,491	40,775
Lam Research Corporation (A)	1,807	75,635

		116,410

Semiconductors – 3.2%
Broadcom Corporation, Class A	727	25,733
Microchip Technology Incorporated	1,867	58,712

		84,445

Soft Drinks – 3.1%
Coca-Cola Company (The)	1,370	80,167

Systems Software – 1.6%
Oracle Corporation	1,522	40,852

Tobacco – 3.7%
Philip Morris International Inc.	1,749	97,954

TOTAL COMMON STOCKS – 97.5%		$2,554,878
(Cost: $2,143,185)

SHORT-TERM SECURITIES	Principal		Value

Commercial Paper (B) – 2.7%
Avon Capital Corp. (Avon Products, Inc.), 0.240%, 10–6–10	$8,500		8,500
Clorox Co., 0.350%, 10–18–10	5,000		4,999
Corporacion Andina de Fomento, 0.860%, 10–5–10	1,200		1,200
General Mills, Inc., 0.280%, 10–25–10	3,000		2,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.310%, 10–22–10	8,000		7,999
Nokia Corp., 0.210%, 10–7–10	6,000		6,000
Novartis Finance Corp., 0.000%, 10–1–10	10,000		10,000
Straight-A Funding, LLC (Federal Financing Bank), 0.210%, 11–5–10	5,000		4,999
W.W. Grainger, Inc., 0.160%, 10–5–10	25,000		24,999

			71,695

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (C)	1,664		1,664

Municipal Obligations – Taxable – 0.3%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A), 0.290%, 10–1–10 (C)	—	*	—	*
Norfolk, VA, Redev and Hsng Auth, Var Rate Demand Rev and Rfdg Bonds (Old Dominion Univ Real Estate Fndtn 45th Street Parking Garage, LLC Univ Vlg Parking Fac Proj), Ser 2008 (Bank of America, N.A.), 0.320%, 10–1–10 (C)	2,770		2,770
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.270%, 10–1–10 (C)	5,000		5,000

			7,770

TOTAL SHORT-TERM SECURITIES – 3.1%			$81,129
(Cost: $81,129)

TOTAL INVESTMENT SECURITIES – 100.6%			$2,636,007
(Cost: $2,224,314)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)			(14,432)

NET ASSETS – 100.0%			$2,621,575

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,554,878	$—	$—
Short-Term Securities	—	81,129	—

Total Investments in Securities	$2,554,878	$81,129	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 1.5%
V.F. Corporation	121	$9,820

Asset Management & Custody Banks – 1.5%
T. Rowe Price Group, Inc.	199	9,943

Casinos & Gaming – 1.0%
Wynn Resorts, Limited	76	6,629

Computer Hardware – 1.9%
Hewlett-Packard Company	306	12,861

Construction & Engineering – 1.9%
Fluor Corporation	260	12,875

Construction & Farm Machinery & Heavy Trucks – 7.3%
Caterpillar Inc.	211	16,609
Cummins Inc.	98	8,913
Deere & Company	322	22,474

		47,996

Consumer Finance – 2.8%
Capital One Financial Corporation	468	18,519

Data Processing & Outsourced Services – 2.4%
Visa Inc., Class A	214	15,910

Department Stores – 1.8%
Macy’s Inc.	532	12,272

Diversified Banks – 2.7%
Barclays plc, ADR	232	4,365
Wells Fargo & Company	525	13,203

		17,568

Diversified Metals & Mining – 3.4%
Rio Tinto plc, ADR	215	12,615
Southern Copper Corporation	284	9,990

		22,605

Electric Utilities – 0.7%
PPL Corporation	181	4,931

Electrical Components & Equipment – 2.8%
Emerson Electric Co.	356	18,760

Health Care Equipment – 0.7%
Stryker Corporation	88	4,414

Home Improvement Retail – 0.9%
Lowe’s Companies, Inc.	253	5,642

Homebuilding – 1.3%
D.R. Horton, Inc.	749	8,329

Hotels, Resorts & Cruise Lines – 3.7%
Marriott International, Inc., Class A	238	8,517
Starwood Hotels & Resorts Worldwide, Inc.	321	16,858

		25,375

Household Products – 2.6%
Colgate-Palmolive Company	144	$11,049
Procter & Gamble Company (The)	101	6,084

		17,133

Industrial Conglomerates – 1.3%
Textron Inc.	406	8,350

Industrial Machinery – 1.8%
Illinois Tool Works Inc.	254	11,920

Integrated Oil & Gas – 2.9%
ConocoPhillips	119	6,858
Exxon Mobil Corporation	198	12,222

		19,080

Integrated Telecommunication Services – 1.8%
AT&T Inc.	421	12,041

Mortgage REITs – 0.9%
Annaly Capital Management, Inc.	352	6,200

Oil & Gas Drilling – 2.9%
Seadrill Limited	255	7,395
Transocean Inc. (A)	188	12,097

		19,492

Oil & Gas Equipment & Services – 11.3%
Halliburton Company	752	24,877
National Oilwell Varco, Inc.	334	14,851
Schlumberger Limited	568	35,013

		74,741

Oil & Gas Exploration & Production – 2.0%
Apache Corporation	138	13,462

Other Diversified Financial Services – 3.9%
Bank of America Corporation	661	8,668
JPMorgan Chase & Co.	442	16,820

		25,488

Paper Packaging – 1.1%
Sonoco Products Company	212	7,094

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	101	6,412

Pharmaceuticals – 3.0%
Abbott Laboratories	248	12,930
Teva Pharmaceutical Industries Limited, ADR	134	7,063

		19,993

Railroads – 4.9%
Norfolk Southern Corporation	190	11,319
Union Pacific Corporation	258	21,088

		32,407

Restaurants – 1.2%
McDonald’s Corporation	103	7,652

Semiconductors – 3.9%
Microchip Technology Incorporated	812	25,534

Soft Drinks – 3.0%
Coca-Cola Company (The)	204	11,964
PepsiCo, Inc.	119	7,906

		19,870

Specialized Finance – 1.1%
CME Group Inc.	28	$7,410

Systems Software – 2.1%
Microsoft Corporation	575	14,083

Tobacco – 4.3%
Altria Group, Inc.	295	7,091
Philip Morris International Inc.	383	21,480

		28,571

TOTAL COMMON STOCKS – 95.3%		$631,382
(Cost: $537,368)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.6%
Bemis Company, Inc., 0.260%, 10–4–10	$ 5,000	5,000
General Mills, Inc., 0.290%, 10–18–10	6,500	6,499
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.280%, 10–12–10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank), 0.210%, 11–5–10	6,800	6,798

		23,297

Master Note – 1.0%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (C)	6,886	6,886

TOTAL SHORT-TERM SECURITIES – 4.6%		$30,183
(Cost: $30,183)

TOTAL INVESTMENT SECURITIES – 99.9%		$661,565
(Cost: $567,551)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		554

NET ASSETS – 100.0%		$662,119

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$631,382	$—	$—
Short-Term Securities	—	30,183	—
Total Investments in Securities	$631,382	$30,183	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 4.9%
Alpha Natural Resources, Inc. (A)	37	$1,513
Arch Coal, Inc.	96	2,563
Cameco Corporation	36	1,005
CONSOL Energy Inc.	44	1,608
Peabody Energy Corporation	72	3,509

		10,198

Construction & Engineering – 4.7%
Chicago Bridge & Iron Company N.V., NY Shares (A)	95	2,330
Fluor Corporation	98	4,845
Jacobs Engineering Group Inc. (A)	69	2,664

		9,839

Construction & Farm Machinery & Heavy Trucks – 2.1%
Bucyrus International, Inc., Class A	65	4,504

Diversified Metals & Mining – 1.6%
BHP Billiton Limited, ADR	45	3,415

Electric Utilities – 2.4%
Entergy Corporation	38	2,901
Exelon Corporation	48	2,035

		4,936

Electrical Components & Equipment – 1.2%
First Solar, Inc. (A)	17	2,557

Integrated Oil & Gas–9.9%
ConocoPhillips	79	4,534
Exxon Mobil Corporation	87	5,366
Marathon Oil Corporation	58	1,913
Occidental Petroleum Corporation	75	5,842
Suncor Energy Inc.	95	3,086

		20,741

Oil & Gas Drilling – 10.5%
ENSCO International Incorporated	59	2,648
Helmerich & Payne, Inc.	130	5,271
Nabors Industries Ltd. (A)	164	2,955
Oasis Petroleum LLC (A)	190	3,676
Seadrill Limited	83	2,395
Transocean Inc. (A)	80	5,134

		22,079

Oil & Gas Equipment & Services – 26.5%
Baker Hughes Incorporated	112	4,752
Cameron International Corporation (A)	142	6,094
Core Laboratories N.V.	37	3,293
FMC Technologies, Inc. (A)	63	4,272
Halliburton Company	287	9,481
National Oilwell Varco, Inc.	174	7,733
Schlumberger Limited	158	9,722
Superior Energy Services, Inc. (A)	107	2,856
Tenaris S.A., ADR	137	5,262
Weatherford International Ltd. (A)	117	1,996

		55,461

Oil & Gas Exploration & Production – 27.0%
Anadarko Petroleum Corporation	106	6,019
Apache Corporation	75	7,317
Cabot Oil & Gas Corporation	59	1,773
CNOOC Limited, ADR	15	2,915
Continental Resources, Inc. (A)	131	6,064
Devon Energy Corporation	65	4,234
EOG Resources, Inc.	50	4,653
Newfield Exploration Company (A)	124	7,117
Noble Energy, Inc.	82	6,131
Southwestern Energy Company (A)	198	6,629
Ultra Petroleum Corp. (A)	93	3,902

		56,754

Oil & Gas Refining & Marketing – 0.8%
Clean Energy Fuels Corp. (A)	113	1,599

Oil & Gas Storage & Transportation – 6.4%
El Paso Corporation	296	3,658
El Paso Pipeline Partners, L.P.	107	3,420
Enbridge Inc.	86	4,509
Williams Companies, Inc. (The)	98	1,863

		13,450

TOTAL COMMON STOCKS – 98.0%		$205,533
(Cost: $178,359)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation,
0.150%, 10-1-10 (B)	$1,074	$1,074

(Cost: $1,074)

TOTAL INVESTMENT SECURITIES – 98.5%		$206,607
(Cost: $179,433)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		3,062

NET ASSETS – 100.0%		$209,669

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$205,533	$–	$–
Short-Term Securities	–	1,074	–

Total Investments in Securities	$205,533	$1,074	$–

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 5.6%
Foster’s Group Limited (A)	2,379	$14,094
Orica Limited (A)	240	5,956
Telstra Corporation Limited (A)	4,247	10,755

		30,805

Belgium – 1.1%
InBev NV (A)	105	6,172

Brazil – 2.4%
Banco Santander Brasil S.A., Units (A)(B)	397	5,378
BM&FBOVESPA S.A. – Bolsa de Valores, Mercadorias eFuturos (A)	951	7,960

		13,338

Canada – 1.1%
Canadian Natural Resources Limited (A)	175	6,050

China – 4.8%
China Construction Bank Corporation (A)	8,791	7,705
Sino-Forest Corporation, Class A (A)(C)	299	4,978
Tingyi Holding Corp. (A)	2,356	6,498
Wynn Macau, Limited (A)(C)	4,406	7,621

		26,802

France – 6.8%
Cap Gemini S.A. (A)	88	4,396
Pinault-Printemps-Redoute S.A. (A)	80	12,891
Technip-Coflexip (A)	86	6,884
VINCI (A)	270	13,558

		37,729

Germany – 10.4%
adidas AG (A)	177	10,962
Bayer Aktiengesellschaft (A)	172	11,991
DaimlerChrysler AG, Registered Shares (A)	201	12,744
Deutsche Boerse AG (A)	104	6,911
QIAGEN N.V. (A)(C)	364	6,516
SAP Aktiengesellschaft (A)	168	8,286

		57,410

Hong Kong – 5.3%
Cheung Kong (Holdings) Limited (A)	665	10,080
Henderson Land Development Company Limited (A)	1,330	9,471
Yue Yuen Industrial (Holdings) Limited (A)	2,698	9,995

		29,546

India – 2.4%
Genpact Limited (C)	168	2,974
Hero Honda Motors Limited (A)	146	6,048
INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED (A)(B)	892	4,026

		13,048

Italy – 1.6%
Saipem S.p.A. (A)	228	9,131

Japan – 9.5%
Bridgestone Corporation (A)	539	9,818
Honda Motor Co., Ltd. (A)	243	8,628
JGC Corporation (A)	497	8,627
KONAMI CORPORATION (A)	399	7,050
Mitsubishi Corporation (A)	398	9,433
Nissin Kogyo Co., Ltd. (A)	440	7,040
YAMADA-DENKI Co., Ltd. (A)	37	2,282

		52,878

Mexico – 1.3%
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,322	$7,314

Netherlands – 2.1%
ASML Holding N.V., Ordinary Shares (A)	134	4,007
Koninklijke KPN N.V. (A)	503	7,784

		11,791

Norway – 1.3%
Seadrill Limited (A)	255	7,377

Spain – 2.7%
Tecnicas Reunidas, S.A. (A)	146	7,762
Telefonica, S.A. (A)	299	7,409

		15,171

Sweden – 2.7%
ASSA ABLOY AB, Class B (A)	281	7,090
Telefonaktiebolaget LM Ericsson, B Shares (A)	704	7,724

		14,814

Switzerland – 7.6%
Credit Suisse Group, Registered Shares (A)	143	6,107
Nestle S.A., Registered Shares (A)	236	12,580
Swatch Group Ltd (The), Bearer Shares (A)	5	1,810
Syngenta AG (A)	36	8,986
TEMENOS Group AG (A)(C)	406	12,446

		41,929

Taiwan – 2.1%
High Tech Computer Corp. (A)	507	11,496

United Kingdom – 19.6%
Barclays plc (A)	508	2,390
British American Tobacco plc (A)	417	15,543
Capita Group plc (The) (A)	699	8,625
Diageo plc (A)	581	9,996
GlaxoSmithKline plc (A)	505	9,954
International Power plc (A)	1,700	10,363
Prudential plc (A)	1,219	12,189
Rio Tinto plc (A)	103	6,025
Serco Group plc (A)	926	8,945
tesco plc (A)	1,057	7,042
Vodafone Group plc (A)	4,314	10,646
Xstrata plc (A)	359	6,862

		108,580

United States – 3.0%
QUALCOMM Incorporated	143	6,432
Schlumberger Limited	123	7,550
Virgin Media Inc.	124	2,847

		16,829

TOTAL COMMON STOCKS – 93.4%		$518,210
(Cost: $451,245)

PREFERRED STOCKS – 2.1%
Germany
Fresenius AG (A)	142	$11,428
(Cost: $5,795)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) – 2.9%
Bemis Company, Inc., 0.260%, 10–4–10	$7,000	7,000
McCormick & Co. Inc., 0.000%, 10–1–10	2,384	2,384
Nokia Corp., 0.210%, 10–7–10	6,500	6,500

		15,884

Commercial Paper (backed by irrevocable bank letter of credit) (D) – 1.5%
COFCO Capital Corp. (Rabobank Nederland), 0.280%, 10–20–10	8,600	8,598

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (E)	1,683	1,683

TOTAL SHORT-TERM SECURITIES – 4.7%		$26,165
(Cost: $26,165)

TOTAL INVESTMENT SECURITIES – 100.2%		$555,803
(Cost: $483,205)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,333)

NET ASSETS – 100.0%		$554,470

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$518,210	$—	$—
Preferred Stocks	11,428	—	—
Short-Term Securities	—	26,165	—
Total Investments in Securities	$529,638	$26,165	$—
Swap Agreements	$—	$3,376	$—

The following total return swaps were outstanding at September 30, 2010:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation
UBS AG, London	$4,346	Sany Heavy Industry Co., Ltd.	4-21-11	USD LIBOR + 0.700%	$1,696
UBS AG, London	2,168	Sany Heavy Industry Co., Ltd.	4-25-11	USD LIBOR + 0.700%	846
UBS AG, London	2,136	Sany Heavy Industry Co., Ltd.	4-26-11	USD LIBOR + 0.700%	834

					$3,376

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $9,404 or 1.7% of net assets.

(C)	No dividends were paid during the preceding 12 months.

(D)	Rate shown is the yield to maturity at September 30, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date the variable rate resets.

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.1%
Focus Media Holding Limited, ADR (A)	573	$13,924

Air Freight & Logistics – 4.1%
C.H. Robinson Worldwide, Inc.	305	21,340
Expeditors International of Washington, Inc.	636	29,402

		50,742

Apparel Retail – 3.2%
J. Crew Group, Inc. (A)	552	18,560
Urban Outfitters, Inc. (A)	676	21,253

		39,813

Apparel, Accessories & Luxury Goods – 3.1%
Columbia Sportswear Company	231	13,500
lululemon athletica inc. (A)	567	25,360

		38,860

Application Software – 5.2%
salesforce.com, inc. (A)(B)	199	22,281
Solera Holdings, Inc.	541	23,891
SuccessFactors, Inc. (A)	730	18,330

		64,502

Auto Parts & Equipment – 3.4%
BorgWarner Inc. (A)	557	29,309
Gentex Corporation	648	12,642

		41,951

Broadcasting – 0.9%
CBS Corporation, Class B	705	11,181

Computer Storage & Peripherals – 2.9%
NetApp, Inc. (A)	721	35,893

Construction & Engineering – 1.1%
Quanta Services, Inc. (A)	716	13,661

Consumer Finance – 2.3%
Discover Financial Services	1,702	28,389

Data Processing & Outsourced Services – 2.5%
Paychex, Inc.	1,139	31,311

Department Stores – 1.0%
Nordstrom, Inc.	348	12,946

Distillers & Vintners – 1.8%
Brown-Forman Corporation, Class B	362	22,294

Electrical Components & Equipment – 2.3%
Cooper Industries, Ltd., Class A	262	12,815
Roper Industries, Inc.	237	15,447

		28,262

Environmental & Facilities Services – 1.4%
Stericycle, Inc. (A)	247	17,162

Food Retail – 3.1%
Whole Foods Market, Inc. (A)	1,039	38,558

Health Care Distributors – 1.6%
Henry Schein, Inc. (A)	349	20,421

Health Care Equipment – 4.8%
Hospira, Inc. (A)	433	24,685
IDEXX Laboratories, Inc. (A)	194	11,978
Intuitive Surgical, Inc. (A)	36	10,215
Varian Medical Systems, Inc. (A)	195	11,798

		58,676

Health Care Services – 0.4%
Accretive Health, Inc. (A)	457	4,949

Health Care Technology – 1.4%
Cerner Corporation (A)	205	17,218

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	385	12,205

Hotels, Resorts & Cruise Lines – 2.6%
Royal Caribbean Cruises Ltd. (A)	421	13,274
Starwood Hotels & Resorts Worldwide, Inc.	358	18,813

		32,087

Human Resource & Employment Services – 1.1%
Manpower Inc.	270	14,094

Industrial Machinery – 4.3%
Donaldson Company, Inc.	301	14,186
Gardner Denver, Inc.	10	537
IDEX Corporation	701	24,899
Kaydon Corporation	385	13,321

		52,943

Insurance Brokers – 1.4%
Arthur J. Gallagher & Co.	670	17,668

Internet Retail—0.5%
Netflix, Inc. (A)	38	6,162

Internet Software & Services – 1.3%
DealerTrack Holdings, Inc. (A)	922	15,748

Investment Banking & Brokerage – 1.9%
Greenhill & Co., Inc.	304	24,113

Life Sciences Tools & Services – 0.5%
TECHNE Corporation	93	5,741

Oil & Gas Drilling – 1.4%
Patterson-UTI Energy, Inc.	1,006	17,182

Oil & Gas Equipment & Services – 2.0%
Dresser-Rand Group Inc. (A)	661	24,384

Oil & Gas Exploration & Production – 4.3%
Continental Resources, Inc. (A)	257	11,915
Noble Energy, Inc.	316	23,714
Ultra Petroleum Corp. (A)	434	18,219

		53,848

Personal Products – 1.1%
Mead Johnson Nutrition Company	231	13,146

Pharmaceuticals – 2.3%
Allergan, Inc.	436	29,007

Publishing – 2.1%
Meredith Corporation	770	25,649

Real Estate Management & Development – 2.8%
CB Richard Ellis Group, Inc., Class A (A)	1,878	34,327

Regional Banks – 3.2%
Signature Bank (A)	640	24,859
TCF Financial Corporation	871	14,101

		38,960

Restaurants – 2.7%
Chipotle Mexican Grill, Inc., Class A (A)	144	24,768
P.F. Chang’s China Bistro, Inc.	193	8,917

		33,685

Semiconductor Equipment – 1.6%
Lam Research Corporation (A)	481	20,130

Semiconductors – 5.7%
Linear Technology Corporation	632	19,421
Microchip Technology Incorporated	1,166	36,674
Semtech Corporation (A)	674	13,608

		69,703

Specialized Finance – 1.0%
CME Group Inc.	48	12,580

Specialty Chemicals – 1.2%
RPM International Inc.	773	15,398

Specialty Stores – 2.0%
PetSmart, Inc.	710	24,850

Trading Companies & Distributors – 3.1%
Fastenal Company	721	38,339

Trucking – 0.2%
Knight Transportation, Inc.	124	2,397

TOTAL COMMON STOCKS – 98.9%		$1,225,059
(Cost: $905,360)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.9%
Bemis Company, Inc., 0.260%, 10–4–10	$ 4,000	4,000
IBM International Group Capital LLC (International Business Machines Corporation), 0.000%, 10–1–10	3,855	3,855
Praxair, Inc., 0.140%, 10–5–10	3,440	3,440

		11,295

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.150%, 10–1–10 (D)	37	37

TOTAL SHORT-TERM SECURITIES – 0.9%		$11,332
(Cost: $11,332)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,236,391
(Cost: $916,692)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,954

NET ASSETS – 100.0%		$1,238,345

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,225,059	$—	$—
Short-Term Securities	—	11,332	—
Total Investments in Securities	$1,225,059	$11,332	$—

Liabilities
Written Options	$170	$260	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
salesforce.com, inc.	Goldman, Sachs & Company	1	November 2010	$135.00	$261	$(170)
Whole Foods Market, Inc.	UBS Securities LLC	7	November 2010	43.00	370	(260)
					$631	$(430)

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 6.2%
Archer Daniels Midland Company	1,948	$62,180
Bunge Limited	1,277	75,533

		137,713

Application Software – 11.8%
ACI Worldwide, Inc. (A)(B)	3,855	86,313
Aspen Technology, Inc. (A)(B)	9,128	94,653
Lawson Software, Inc. (A)(B)	9,315	78,900

		259,866

Biotechnology – 10.6%
Amgen Inc. (A)	1,029	56,725
Genzyme Corporation (A)	1,404	99,395
Isis Pharmaceuticals, Inc. (A)	1,150	9,663
Vertex Pharmaceuticals Incorporated (A)	1,958	67,674

		233,457

Communications Equipment – 2.1%
Alcatel, ADR	6,519	22,033
Research In Motion Limited (A)	519	25,289

		47,322

Computer Hardware – 7.9%
Apple Inc. (A)	352	99,965
Hewlett-Packard Company	546	22,970
High Tech Computer Corp. (C)	2,218	50,341

		173,276

Computer Storage & Peripherals – 0.2%
SMART Technologies Inc., Class A (A)	301	4,084

Data Processing & Outsourced Services – 9.9%
Alliance Data Systems Corporation (A)	1,756	114,568
Euronet Worldwide, Inc. (A)(B)	2,678	48,169
VeriFone Holdings, Inc. (A)	1,514	47,037
WNS (Holdings) Limited, ADR (A)	1,037	9,294

		219,068

Diversified Support Services – 1.1%
EnerNOC, Inc. (A)	756	23,737

Electrical Components & Equipment – 4.9%
First Solar, Inc. (A)	359	52,913
POWER-ONE, INC. (A)(B)	6,152	55,920

		108,833

Electronic Equipment & Instruments – 2.8%
Elster Group SE, ADR (A)	969	13,371
Itron, Inc. (A)	776	47,521

		60,892

Health Care Distributors – 0.3%
Animal Health International, Inc. (A)(B)	2,588	7,117

Health Care Facilities – 1.7%
HealthSouth Corporation (A)	1,961	37,648

Health Care Services – 0.8%
Fleury S.A. (C)(D)	948	11,756
Fleury S.A. (C)	331	4,105
Omnicare, Inc.	59	1,407

		17,268

Health Care Technology – 1.0%
Cerner Corporation (A)	267	22,451

Home Entertainment Software – 2.3%
Activision Blizzard, Inc.	957	10,349
Nintendo Co., Ltd. (C)	161	40,206

		50,555

Industrial Machinery – 3.7%
ESCO Technologies Inc. (B)	1,873	62,292
Pentair, Inc.	611	20,545

		82,837

Integrated Telecommunication Services – 0.9%
CenturyTel, Inc.	486	19,189

Internet Software & Services – 3.5%
Google Inc., Class A (A)	54	28,340
SAVVIS, Inc. (A)	2,270	47,852

		76,192

IT Consulting & Other Services – 4.0%
Acxiom Corporation (A)	1,136	18,009
Telvent GIT, S.A. (B)	3,094	69,979

		87,988

Life & Health Insurance – 0.2%
Amil Participacoes S.A. (C)	346	3,326

Research & Consulting Services – 0.1%
Mistras Group, Inc. (A)	159	1,846

Semiconductor Equipment – 1.2%
MEMC Electronic Materials, Inc. (A)	1,097	13,074
Photronics, Inc. (A)	2,590	13,700

		26,774

Semiconductors – 14.7%
Cree, Inc. (A)	1,567	85,056
Inotera Memories, Inc. (C)	43,428	24,326
Micron Technology, Inc. (A)	7,836	56,498
PMC-Sierra, Inc. (A)	3,738	27,512
Samsung Electronics Co., Ltd. (C)	101	68,620
Texas Instruments Incorporated	2,330	63,233

		325,245

Systems Software – 4.3%
Microsoft Corporation	3,883	95,090

Wireless Telecommunication Service – 1.9%
Sprint Nextel Corporation (A)	9,119	42,222

TOTAL COMMON STOCKS – 98.1%		$2,163,996
(Cost: $1,894,389)

CORPORATE DEBT SECURITIES	Principal
Biotechnology – 0.5%
Vertex Pharmaceuticals Incorporated, Convertible, 3.350%, 10–1–15	$11,000	10,931

IT Consulting & Other Services – 0.6%
Telvent GIT, S.A., Convertible, 5.500%, 4–15–15 (B)(D)	13,000	13,065

TOTAL CORPORATE DEBT SECURITIES – 1.1%		$23,996
(Cost: $24,000)

SHORT-TERM SECURITIES – 0.2%
Commercial Paper (E)
McCormick & Co. Inc., 0.000%, 10–1–10	3,910	$3,910

(Cost: $3,910)

TOTAL INVESTMENT SECURITIES – 99.4%	$2,191,902
(Cost: $1,922,299)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%	14,332

NET ASSETS – 100.0%	$2,206,234

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,163,996	$—	$—
Corporate Debt Securities	—	23,996	—
Short-Term Securities	—	3,910	—
Total Investments in Securities	$2,163,996	$27,906	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2010, the total value of these securities amounted to $24,821 or 1.1% of net assets.

(E)	Rate shown is the yield to maturity at September 30, 2010.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.6%
Ladish Co., Inc. (A)	527	$16,409

Apparel Retail – 3.8%
Zumiez Inc. (A)	1,134	23,994

Apparel, Accessories & Luxury Goods – 5.7%
Columbia Sportswear Company	127	7,433
True Religion Apparel, Inc. (A)	238	5,073
Under Armour, Inc., Class A (A)	499	22,492

		34,998

Application Software – 10.8%
ACI Worldwide, Inc. (A)	671	15,026
FactSet Research Systems, Inc.	179	14,511
Solera Holdings, Inc.	419	18,494
SuccessFactors, Inc. (A)	498	12,492
Ultimate Software Group, Inc. (The) (A)	171	6,600

		67,123

Auto Parts & Equipment – 4.7%
Gentex Corporation	805	15,706
LKQ Corporation (A)	667	13,874

		29,580

Automotive Retail – 2.8%
O’Reilly Automotive, Inc. (A)	326	17,351

Communications Equipment – 3.2%
Acme Packet, Inc. (A)	282	10,684
Aruba Networks, Inc. (A)	444	9,479

		20,163

Computer Hardware – 4.3%
Stratasys, Inc. (A)	948	26,269

Construction & Farm Machinery & Heavy Trucks – 2.7%
Westinghouse Air Brake Technologies Corporation	350	16,729

Consumer Finance – 1.2%
First Cash Financial Services, Inc. (A)	260	7,201

Education Services – 5.1%
Capella Education Company (A)	211	16,383
K12 Inc. (A)	540	15,668

		32,051

Electronic Components – 1.7%
DTS, Inc. (A)	284	10,836

Electronic Equipment & Instruments – 2.2%
OSI Systems, Inc. (A)	374	13,598

Environmental & Facilities Services – 2.5%
Waste Connections, Inc. (A)	399	15,828

Gold – 0.3%
Alamos Gold Inc. (B)	125	2,133

Health Care Equipment – 7.2%
NuVasive, Inc. (A)	274	9,623
ResMed Inc. (A)	454	14,909
Volcano Corporation (A)	763	19,831

		44,363

Health Care Services – 0.2%
Healthways, Inc. (A)	102	1,181

Health Care Supplies – 0.3%
Merit Medical Systems, Inc. (A)	124	1,977

Industrial Machinery – 3.0%
Graco Inc.	593	18,808

Investment Banking & Brokerage – 3.3%
Greenhill & Co., Inc.	258	20,502

Life Sciences Tools & Services – 2.7%
Illumina, Inc. (A)	348	17,141

Oil & Gas Equipment & Services – 5.6%
CARBO Ceramics Inc.	91	7,355
Core Laboratories N.V.	176	15,452
Dril-Quip, Inc. (A)	194	12,057

		34,864

Personal Products – 1.8%
Alberto-Culver Company	301	11,323

Regional Banks – 3.2%
Columbia Banking System, Inc.	443	8,701
SVB Financial Group (A)	266	11,266

		19,967

Research & Consulting Services – 1.2%
CoStar Group, Inc. (A)	159	7,721

Restaurants – 1.2%
Buffalo Wild Wings, Inc. (A)	161	7,720

Semiconductor Equipment – 0.3%
Teradyne, Inc. (A)	166	1,854

Semiconductors – 4.1%
Cavium Networks, Inc. (A)	424	12,183
Semtech Corporation (A)	670	13,532

		25,715

Specialized Finance – 3.5%
Portfolio Recovery Associates, Inc. (A)	343	22,145

Systems Software – 4.1%
MICROS Systems, Inc. (A)	609	25,779

Trucking – 4.2%
Knight Transportation, Inc.	720	13,925
Landstar System, Inc.	306	11,806

		25,731

TOTAL COMMON STOCKS – 99.5%		$621,054
(Cost: $432,626)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.4%
E.I. du Pont de Nemours and Company,
0.190%, 10–18–10	$3,000	3,000

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.150%, 10–1–10 (D)	955	955

TOTAL SHORT-TERM SECURITIES – 0.6%		$3,955
(Cost: $3,955)

TOTAL INVESTMENT SECURITIES – 100.1%		$625,009
(Cost: $436,581)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(430)

NET ASSETS – 100.0%		$624,579

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$621,054	$—	$—
Short-Term Securities	—	3,955	—
Total Investments in Securities	$621,054	$3,955	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.1%
Precision Castparts Corp.	26	$3,260

Air Freight & Logistics – 1.3%
FedEx Corporation	24	2,058

Asset Management & Custody Banks – 1.0%
T. Rowe Price Group, Inc.	31	1,547

Automotive Retail – 1.5%
AutoZone, Inc. (A)	10	2,358

Biotechnology – 1.4%
Gilead Sciences, Inc. (A)	62	2,219

Casinos & Gaming – 4.2%
Las Vegas Sands, Inc. (A)	67	2,324
Wynn Resorts, Limited	49	4,235

		6,559

Communications Equipment – 4.7%
Cisco Systems, Inc. (A)	202	4,424
QUALCOMM Incorporated	65	2,926

		7,350

Computer Hardware – 8.4%
Apple Inc. (A)	33	9,436
Hewlett-Packard Company	89	3,723

		13,159

Computer Storage & Peripherals – 4.3%
NetApp, Inc. (A)	134	6,657

Construction & Farm Machinery & Heavy Trucks – 4.6%
Caterpillar Inc.	51	4,021
Deere & Company	44	3,039

		7,060

Consumer Finance – 1.5%
American Express Company	54	2,253

Department Stores – 2.1%
Kohl’s Corporation (A)	62	3,291

Electrical Components & Equipment – 2.5%
Emerson Electric Co.	75	3,932

General Merchandise Stores – 1.5%
Target Corporation	43	2,312

Health Care Equipment – 0.5%
Intuitive Surgical, Inc. (A)	3	709

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	89	2,816
Lowe’s Companies, Inc.	81	1,798

		4,614

Hotels, Resorts & Cruise Lines – 3.5%
Carnival Corporation	58	2,197
Starwood Hotels & Resorts Worldwide, Inc.	62	3,269

		5,466

Household Products – 1.2%
Colgate-Palmolive Company	25	1,908

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	30	1,951

Industrial Gases – 1.2%
Praxair, Inc.	21	1,940

Internet Retail – 3.0%
Amazon.com, Inc. (A)	29	4,614

Internet Software & Services – 3.1%
Google Inc., Class A (A)	9	4,774

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The)	18	2,645

IT Consulting & Other Services – 2.3%
Cognizant Technology Solutions Corporation, Class A (A)	54	3,507

Life Sciences Tools & Services – 2.2%
Thermo Fisher Scientific Inc. (A)	71	3,420

Movies & Entertainment – 1.7%
Walt Disney Company (The)	78	2,569

Oil & Gas Equipment & Services – 6.5%
Halliburton Company	101	3,343
Schlumberger Limited	108	6,679

		10,022

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	65	2,471

Personal Products – 1.2%
Estee Lauder Companies Inc. (The), Class A	29	1,846

Pharmaceuticals – 5.1%
Allergan, Inc.	60	3,992
Ironwood Pharmaceuticals, Inc., Class A (A)	58	593
Teva Pharmaceutical Industries Limited, ADR	63	3,324

		7,909

Restaurants – 2.6%
Starbucks Corporation	79	2,031
YUM! Brands, Inc.	44	2,036

		4,067

Semiconductors – 3.4%
Altera Corporation	32	968
Broadcom Corporation, Class A	44	1,568
Microchip Technology Incorporated	88	2,773

		5,309

Soft Drinks – 3.7%
Coca-Cola Company (The)	59	3,429
PepsiCo, Inc.	35	2,329

		5,758

Specialized Finance – 1.1%
IntercontinentalExchange, Inc. (A)	17	1,767

Specialty Chemicals – 1.5%
Ecolab Inc.	44	2,214

Systems Software – 4.1%
Microsoft Corporation	168	4,112
Oracle Corporation	86	2,301

		6,413

TOTAL COMMON STOCKS – 96.6%		$149,908
(Cost: $121,121)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 5.0%
IBM International Group Capital LLC (International Business Machines Corporation), 0.000%, 10-1-10	$3,844	3,844
Kellogg Co., 0.270%, 10-15-10	3,990	3,990

		7,834

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.150%, 10-1-10 (C)	1,223	1,223

TOTAL SHORT-TERM SECURITIES – 5.8%		$9,057
(Cost: $9,057)

TOTAL INVESTMENT SECURITIES – 102.4%		$158,965
(Cost: $130,178)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4%)		(3,720)

NET ASSETS – 100.0%		$155,245

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$149,908	$–	$–
Short-Term Securities	–	9,057	–

Total Investments in Securities	$149,908	$9,057	$–

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.0%
Omnicom Group Inc.	185	$7,300

Aerospace & Defense – 2.0%
Honeywell International Inc.	168	7,373

Apparel, Accessories & Luxury Goods – 1.6%
V.F. Corporation (A)	74	5,955

Biotechnology – 1.2%
Amgen Inc. (B)	80	4,409

Brewers – 1.0%
Molson Coors Brewing Company, Class B	78	3,683

Broadcasting – 0.3%
CBS Corporation, Class B (A)	73	1,150

Computer Hardware – 6.1%
Hewlett-Packard Company	350	14,708
International Business Machines Corporation (A)	58	7,726

		22,434

Consumer Finance – 2.2%
Capital One Financial Corporation (A)	207	8,203

Department Stores – 2.3%
Macy’s Inc. (A)	374	8,629

Diversified Banks – 4.1%
Wells Fargo & Company	612	15,382

Diversified Chemicals – 2.1%
Dow Chemical Company (The)	285	7,812

Drug Retail – 2.7%
CVS Corporation	328	10,329

Electric Utilities – 1.3%
PPL Corporation	179	4,882

Health Care Distributors – 3.9%
McKesson Corporation	237	14,611

Hotels, Resorts & Cruise Lines – 5.0%
Carnival Corporation (A)	292	11,141
Marriott International, Inc., Class A	212	7,600

		18,741

Industrial Conglomerates – 2.2%
General Electric Company	496	8,054

Industrial Machinery – 1.7%
Ingersoll-Rand plc	183	6,535

Integrated Oil & Gas – 10.3%
ConocoPhillips	265	15,196
Marathon Oil Corporation	275	9,109
Occidental Petroleum Corporation	181	14,188

		38,493

Investment Banking & Brokerage – 2.2%
Morgan Stanley	334	8,243

IT Consulting & Other Services – 1.2%
Accenture plc, Class A	106	4,517

Managed Health Care – 3.4%
UnitedHealth Group Incorporated (A)	362	12,706

Office Electronics – 3.6%
Xerox Corporation	1,310	13,555

Oil & Gas Equipment & Services – 2.4%
National Oilwell Varco, Inc.	198	8,805

Oil & Gas Storage & Transportation – 7.2%
Energy Transfer Equity, L.P.	170	6,292
Enterprise Products Partners L.P.	158	6,272
MarkWest Energy Partners, L.P.	193	6,929
Regency Energy Partners LP	305	7,465

		26,958

Other Diversified Financial Services – 4.6%
Bank of America Corporation	1,319	17,287

Property & Casualty Insurance – 7.6%
ACE Limited	213	12,384
Travelers Companies, Inc. (The)	308	16,041

		28,425

Railroads – 2.6%
Union Pacific Corporation (A)	121	9,930

Regional Banks – 2.5%
Regions Financial Corporation	585	4,250
SunTrust Banks, Inc.	203	5,238

		9,488

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd.	131	7,849

Specialty Stores – 0.9%
Office Depot, Inc. (B)	704	3,239

Systems Software – 2.1%
Symantec Corporation (B)	521	7,910

Tobacco – 1.3%
Philip Morris International Inc.	84	4,722

TOTAL COMMON STOCKS – 95.7%		$357,609
(Cost: $315,846)

WARRANTS
Diversified Banks – 0.5%
Wells Fargo & Company	223	1,761

Other Diversified Financial Services – 0.4%
Bank of America Corporation	222	1,442

TOTAL WARRANTS – 0.9%		$3,203
(Cost: $3,763)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 3.0%
Hewlett-Packard Company, 0.150%, 10–4–10	$4,000	4,000
McCormick & Co. Inc., 0.000%, 10–1–10	2,237	2,237
Wal-Mart Stores, Inc., 0.190%, 10–27–10	5,000	4,999

		11,236

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (D)	636	636

TOTAL SHORT-TERM SECURITIES – 3.2%		$11,872
(Cost: $11,872)

TOTAL INVESTMENT SECURITIES – 99.8%		$372,684
(Cost: $331,481)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		769

NET ASSETS –100.0%		$373,453

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$357,609	$—	$—
Warrants	3,203	—	—
Short-Term Securities	—	11,872	—
Total Investments in Securities	$360,812	$11,872	$—
Liabilities
Written Options	$837	$—	$—

(A)	Securities serve as cover or collateral for the following written options outstanding at September 30, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	Goldman, Sachs & Company	—*	December 2010	$44.00	$37	$(43)
Carnival Corporation	Goldman, Sachs & Company	1	October 2010	35.00	19	(233)
CBS Corporation, Class B	Goldman, Sachs & Company	1	November 2010	18.00	14	(22)
International Business Machines Corporation	Goldman, Sachs & Company	—*	October 2010	140.00	31	(3)
Macy’s Inc.	Goldman, Sachs & Company	2	November 2010	25.00	101	(126)
Union Pacific Corporation	Goldman, Sachs & Company	—*	October 2010	80.00	21	(72)
UnitedHealth Group Incorporated:	Goldman, Sachs & Company	2	December 2010	38.00	92	(141)
	Goldman, Sachs & Company	2	December 2010	39.00	87	(96)
V.F. Corporation	Morgan Stanley Smith Barney LLC	1	November 2010	85.00	66	(88)
					$468	$(824)

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Amgen Inc.	Morgan Stanley Smith Barney LLC	—*	October 2010	$47.50	$37	$(2)
CVS Corporation:	Goldman, Sachs & Company	1	October 2010	25.00	31	(1)
	Goldman, Sachs & Company	1	November 2010	22.50	23	(4)
Hewlett-Packard Company	Goldman, Sachs & Company	—*	October 2010	34.00	20	(1)
Wells Fargo & Company	Goldman, Sachs & Company	1	October 2010	21.00	44	(5)
					$155	$(13)

*	Not shown due to rounding.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.8%
Precision Castparts Corp.	268	$34,066

Air Freight & Logistics – 0.1%
FedEx Corporation	14	1,214

Application Software – 2.1%
salesforce.com, inc. (A)	229	25,580

Asset Management & Custody Banks – 2.4%
T. Rowe Price Group, Inc.	585	29,298

Automotive Retail – 1.6%
AutoZone, Inc. (A)	42	9,706
O’Reilly Automotive, Inc. (A)	168	8,927

		18,633

Broadcasting – 0.9%
Discovery Holding Company, Class A (A)	235	10,212

Casinos & Gaming – 4.4%
Las Vegas Sands, Inc. (A)	538	18,746
Wynn Resorts, Limited	402	34,907

		53,653

Communications Equipment – 6.2%
Cisco Systems, Inc. (A)	1,643	35,975
Juniper Networks, Inc. (A)	190	5,754
QUALCOMM Incorporated	731	32,965

		74,694

Computer Hardware – 9.4%
Apple Inc. (A)	356	101,129
Hewlett-Packard Company	258	10,850

		111,979

Computer Storage & Peripherals – 4.6%
NetApp, Inc. (A)	1,095	54,515

Consumer Finance – 2.1%
American Express Company	591	24,827

Data Processing & Outsourced Services – 2.9%
Visa Inc., Class A	463	34,345

Department Stores – 2.5%
Kohl’s Corporation (A)	569	29,980

Electrical Components & Equipment – 3.5%
Emerson Electric Co.	791	41,643

Environmental & Facilities Services – 1.0%
Stericycle, Inc. (A)	168	11,666

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company	22	1,054

Footwear – 1.1%
NIKE, Inc., Class B	158	12,686

General Merchandise Stores – 0.8%
Target Corporation	183	9,780

Health Care Equipment – 1.0%
Intuitive Surgical, Inc. (A)	41	11,747

Home Improvement Retail – 0.2%
Home Depot, Inc. (The)	76	2,401

Hotels, Resorts & Cruise Lines – 3.9%
Carnival Corporation	454	17,328
Starwood Hotels & Resorts Worldwide, Inc.	563	29,581

		46,909

Household Products – 0.6%
Colgate-Palmolive Company	92	7,102

Industrial Gases – 1.8%
Praxair, Inc.	237	21,374

Internet Software & Services – 4.6%
Google Inc., Class A (A)	104	54,787

IT Consulting & Other Services – 4.2%
Cognizant Technology Solutions Corporation, Class A (A)	781	50,377

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc. (A)	125	5,971

Movies & Entertainment – 0.9%
Walt Disney Company (The)	339	11,238

Oil & Gas Equipment & Services – 5.1%
Halliburton Company	353	11,657
Schlumberger Limited	798	49,157

		60,814

Other Diversified Financial Services – 3.9%
JPMorgan Chase & Co.	1,210	46,050

Personal Products – 0.6%
Estee Lauder Companies Inc. (The), Class A	118	7,461

Pharmaceuticals – 6.7%
Abbott Laboratories	80	4,184
Allergan, Inc.	642	42,679
Teva Pharmaceutical Industries Limited, ADR	646	34,082

		80,945

Restaurants – 2.8%
Starbucks Corporation	693	17,714
YUM! Brands, Inc.	335	15,449

		33,163

Semiconductors – 4.5%
Altera Corporation	39	1,167
Broadcom Corporation, Class A	108	3,812
Microchip Technology Incorporated	1,547	48,664

		53,643

Soft Drinks – 2.5%
Coca-Cola Company (The)	201	11,733
PepsiCo, Inc.	272	18,045

		29,778

Specialty Chemicals – 1.4%
Ecolab Inc.	328	16,638

Systems Software – 3.4%
Microsoft Corporation	244	5,978
VMware, Inc., Class A (A)	414	35,157

		41,135

TOTAL COMMON STOCKS – 97.1%		$1,161,358
(Cost: $900,144)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.0%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.310%, 10–22–10	$5,000	4,999
John Deere Credit Limited (John Deere Capital Corporation), 0.210%, 10–20–10	2,000	2,000
Kellogg Co., 0.270%, 10–15–10	4,407	4,407
Novartis Finance Corp., 0.000%, 10–1–10	10,000	9,999
Prudential Funding LLC, 0.000%, 10–1–10	3,000	3,000
Straight-A Funding, LLC (Federal Financing Bank), 0.210%, 11–5–10	6,000	5,999
Wal-Mart Stores, Inc., 0.190%, 10–27–10	5,000	4,999

		35,403

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.150%, 10–1–10 (C)	1,333	1,333

TOTAL SHORT-TERM SECURITIES – 3.1%		$36,736
(Cost: $36,736)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,198,094
(Cost: $936,880)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(2,047)

NET ASSETS – 100.0%		$1,196,047

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,161,358	$–	$–
Short-Term Securities	–	36,736	–

Total Investments in Securities	$1,161,358	$36,736	$–

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By:	/s/ Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 23, 2010

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 23, 2010